NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Calculations of Net Loss Attributable to Common Stockholders and of Basic and Diluted Net Loss per Share and Basic and Diluted Weighted Average Shares Outstanding

The calculations of net loss attributable to common shareholders and of basic and diluted net loss per share are as follows:

	For the nine months ended September 30,
	2014	2013
Basic earnings per share calculation:
Numerator
Net loss	$(5,477)	$(9,259)
Series A preferred stock dividends	—	(1,810)
Series B preferred stock dividends	—	(1,556)
Series C preferred stock dividends	—	(321)

Net loss attributable to common shareholders	$(5,477)	$(12,946)

Denominator
Weighted average common shares outstanding- basic and diluted	18,919,146	850,950
Net loss per share- basic and diluted	$(0.29)	$(15.21)

The calculations of basic and diluted net loss per share are as follows:

	2013	2012
Basic earnings per share calculation
Numerator
Net loss	$(14,128)	$(6,214)
Series A preferred stock dividends	(1,810)	(2,823)
Series B preferred stock dividends	(1,556)	(2,822)
Series C preferred stock dividends	(321)	(529)

Net loss attributable to common shareholders	$(17,815)	$(12,388)

Denominator
Weighted average common shares outstanding — Basic and diluted	3,872,895	15,072
Net loss per share — Basic and diluted	$(4.60)	$(821.92)

Potentially Dilutive Securities Excluded from Calculation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive securities were excluded from the calculation of diluted weighted average shares outstanding because they were considered anti-dilutive due to the Company’s loss position. Preferred shares were convertible to common shares in the ratio of 1 share of common shares for every 11.609 shares of preferred stock. All of the outstanding preferred stock was converted to common shares during 2013:

	September 30, 2014	September 30, 2013
Common share options	2,461,275	11

Total potentially dilutive securities	2,461,275	11

The following potentially dilutive securities were excluded from the calculation of dilutive weighted average shares outstanding because they were considered anti-dilutive. Preferred shares converted to common stock in the ratio of 1 share of common stock for every 11.609 shares of preferred stock (in thousands):

	2013	2012
Convertible preferred stock — Series A	—	624
Convertible preferred stock — Series B	—	520
Convertible preferred stock — Series C	—	93
Series C warrants	—	351
Common stock options outstanding	1,668	7

Total potentially dilutive securities	1,668	1,595